FAIR VALUE MEASUREMENTS - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents:
Cash equivalents	$ 127,261
Debt securities
Debt securities	173,008
Corporate debt securities
Debt securities
Debt securities	42,133
Commercial paper
Debt securities
Debt securities	20,743
U.S. government bonds
Debt securities
Debt securities	86,130
Certificate of deposits
Debt securities
Debt securities	21,507
Other
Debt securities
Debt securities	2,495
Money market fund
Cash equivalents:
Cash equivalents	127,261
Fair Value, Recurring
Debt securities
Total financial assets	300,269
Fair Value, Recurring | Convertible preferred stock warrant liability
Liabilities
Convertible preferred stock warrant liability		$ 95,342
Fair Value, Recurring | Corporate debt securities
Debt securities
Debt securities	42,133
Fair Value, Recurring | Commercial paper
Debt securities
Debt securities	20,743
Fair Value, Recurring | U.S. government bonds
Debt securities
Debt securities	86,130
Fair Value, Recurring | Certificate of deposits
Debt securities
Debt securities	21,507
Fair Value, Recurring | Other
Debt securities
Debt securities	2,495
Fair Value, Recurring | Money market fund
Cash equivalents:
Cash equivalents	127,261	67
Level 1 | Fair Value, Recurring
Debt securities
Total financial assets	127,261
Level 1 | Fair Value, Recurring | Convertible preferred stock warrant liability
Liabilities
Convertible preferred stock warrant liability		0
Level 1 | Fair Value, Recurring | Corporate debt securities
Debt securities
Debt securities	0
Level 1 | Fair Value, Recurring | Commercial paper
Debt securities
Debt securities	0
Level 1 | Fair Value, Recurring | U.S. government bonds
Debt securities
Debt securities	0
Level 1 | Fair Value, Recurring | Certificate of deposits
Debt securities
Debt securities	0
Level 1 | Fair Value, Recurring | Other
Debt securities
Debt securities	0
Level 1 | Fair Value, Recurring | Money market fund
Cash equivalents:
Cash equivalents	127,261	67
Level 2 | Fair Value, Recurring
Debt securities
Total financial assets	173,008
Level 2 | Fair Value, Recurring | Convertible preferred stock warrant liability
Liabilities
Convertible preferred stock warrant liability		0
Level 2 | Fair Value, Recurring | Corporate debt securities
Debt securities
Debt securities	42,133
Level 2 | Fair Value, Recurring | Commercial paper
Debt securities
Debt securities	20,743
Level 2 | Fair Value, Recurring | U.S. government bonds
Debt securities
Debt securities	86,130
Level 2 | Fair Value, Recurring | Certificate of deposits
Debt securities
Debt securities	21,507
Level 2 | Fair Value, Recurring | Other
Debt securities
Debt securities	2,495
Level 2 | Fair Value, Recurring | Money market fund
Cash equivalents:
Cash equivalents	0	0
Level 3 | Fair Value, Recurring
Debt securities
Total financial assets	0
Level 3 | Fair Value, Recurring | Convertible preferred stock warrant liability
Liabilities
Convertible preferred stock warrant liability		95,342
Level 3 | Fair Value, Recurring | Corporate debt securities
Debt securities
Debt securities	0
Level 3 | Fair Value, Recurring | Commercial paper
Debt securities
Debt securities	0
Level 3 | Fair Value, Recurring | U.S. government bonds
Debt securities
Debt securities	0
Level 3 | Fair Value, Recurring | Certificate of deposits
Debt securities
Debt securities	0
Level 3 | Fair Value, Recurring | Other
Debt securities
Debt securities	0
Level 3 | Fair Value, Recurring | Money market fund
Cash equivalents:
Cash equivalents	$ 0	$ 0